Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Employee Benefit Plans

Note 13. Incentive Award Plan

Under the Company’s Incentive Award Plan (the “Plan”), we may grant equity incentive awards to eligible employees, directors and other service providers. An aggregate of approximately 3.1 million shares of common stock were made available for issuance under the Plan. As of June 30, 2013, 1.7 million shares remain available for grant. Awards under the Plan may be in the form of stock options, restricted stock, dividend equivalents, restricted stock units, stock appreciation rights, performance awards, stock payment awards, performance share awards, LTIP units and other incentive awards. If an award under the Plan is forfeited, expires or is settled for cash, any shares subject to such award may, to the extent of such forfeiture, expiration or cash settlement, be used again for new grants under the Plan. As of June 30, 2013, approximately 1.1 million non-vested restricted shares of common stock were outstanding.

For the three and six months ended June 30, 2013, the Company recognized $1.8 million and $3.6 million, respectively, in stock-based compensation expense, which is included in general and administrative expenses in the condensed consolidated statements of operations. There was no stock compensation expense during the comparable periods in 2012.

As of June 30, 2013 and December 31, 2012, the remaining unamortized stock-based compensation expense totaled $12.1 million and $15.7 million, respectively, which is recognized as the greater of the amount amortized on a straight-line basis over the service period of each applicable award or the amount vested over the vesting periods.

13. Employee Benefit Plans

The Company has a defined contribution retirement savings plan qualified under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”). The 401(k) Plan is available to full-time employees who have completed at least six months of service with the Company. The Company provides a matching contribution in cash, up to a maximum of 4% of compensation, which vests immediately. The matching contributions made by the Company totaled approximately $180,000, $136,000 and $146,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

In September 2012, the Company adopted the Incentive Award Plan (the “Plan”) under which we may grant equity incentive awards to eligible employees, directors and other service providers. As of the date of the Plan’s adoption, an aggregate of approximately 3.1 million shares of common stock is available for issuance under the Plan. Awards under the Plan may be in the form of stock options, restricted stock, dividend equivalents, restricted stock units, stock appreciation rights, performance awards, stock payment awards, performance share awards, LTIP units and other incentive awards. If an award under the Plan is forfeited, expires or is settled for cash, any shares subject to such award may, to the extent of such forfeiture, expiration or cash settlement, be used again for new grants under the Plan.

Prior to the establishment of the Plan, the Company’s former parent, Redford, granted certain Company executives restricted non-incentive units in Redford having an aggregate fair market value of $8.0 million. An independent third party assisted the Company in determining the number of non-incentive units of Redford to be granted to aggregate $8.0 million in fair market value as of the grant date, December 15, 2011, based on the income and market approaches.

The Company executives who received restricted non-incentive units with Redford terminated and cancelled their respective non-incentive units prior to the completion of the Company’s IPO in September 2012, in exchange for a cumulative 470,590 shares of restricted common stock of the Company under the Plan with a grant date fair market value of approximately $7.1 million. The vesting terms of the restricted stock grants were substantially unchanged from those applicable to the Redford restricted non-incentive units, with 50% of such shares vesting upon the completion of the Company’s IPO, and the remaining 50% to vest either (i) in three equal annual installments on the first through third anniversaries of the Company’s IPO, or (ii) in full upon a subsequent “change of control” (as defined in each executive’s respective amended employment agreement) of the Company, subject, in each case, to the executive’s continued employment with the Company through the applicable vesting dates. The restricted common stock, which vested upon the completion of the IPO, has a 270 day lock up period following the vesting date.

The modification of these awards was deemed a “probable-to-probable” modification under ASC 718-20-55-107, and as such the total compensation expense to be recognized will be $8.0 million, the fair market value of the original awards which exceeded the grant date fair market value of the modified awards. Prior to the completion of the IPO, the Company did not recognize compensation costs related to these awards as the performance condition had not been met.

An additional 921,671 shares of restricted common stock were granted to certain directors, executive officers and other employees upon the completion of the IPO. These shares vest over the following service periods (subject to continued service through the applicable vesting date): 25,000 over a service period of 12 months; and 896,671 over a service period of three years. The grant date fair market value of these awards was approximately $14.1 million.

	Year Ended December 31, 2012
	Number of Shares	Weighted average price(1)
Outstanding non-vested shares, beginning of year	—
Shares granted	1,392,261	$15.84
Shares vested	(235,295)	$17.00
Shares forfeited	—

Outstanding non-vested shares, end of year	1,156,966	$15.61

There was no stock compensation expense in 2011 or 2010, as there were no stock grants that met recognition criteria in either of those periods.

(1)	Grant date fair value.

Historical staff turnover rates are used by the Company to estimate the forfeiture rate for its non-vested shares. Accordingly, changes in actual forfeiture rates will affect stock-based compensation expense during the applicable period.

Under the terms of the restricted common stock grants issued, holders of the non-vested shares are eligible to receive non-refundable dividends. In accordance with ASC 718-10-55-45, the Company charges to compensation expense the amount of dividends accrued and/or paid to the extent they relate to non-vested shares that are not expected to vest.

The amount of stock-based compensation expense recognized in general and administrative expenses was $5.9 million for the year ended December 31, 2012.

As of December 31, 2012, the remaining unamortized stock-based compensation expense totaled $15.7 million, which is recognized as the greater of the amount amortized on a straight-line basis over the service period of each applicable award or the amount vested over the vesting periods.